Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments—The Company’s unconditional purchase commitments are as follows:

	December 31, 2020	December 31, 2021
Contracts for capital expenditures	$952,604	$2,994,554
Contracts for operating expenditures	1,044,560	3,404,865
	$1,997,164	$6,399,419
Due within the next 12 months	$1,316,090	$3,542,823
In addition to the above, the Company obtained letters of credit to primarily guarantee the PILOT bonds’ interest payments, payments for utility supplies and foreign statutory payroll related charges. The Company has obtained letters of credit of $36,211 and $20,000 at December 31, 2020 and 2021, respectively, and bank guarantees of $3,098 and $3,239 at December 31, 2020 and 2021, respectively.
Leases of low-value items and short-term leases that do not meet the capitalization criteria under the Company’s lease policy are treated as operating expenses. The following summarizes the Company’s non-cancellable operating lease arrangements which were not capitalized and the minimum future rental payments under these arrangements:

	December 31, 2020	December 31, 2021
Within one year	$1,409	$1,195
After one year but not more than five years	1,557	548
	$2,966	$1,743
The Company has a patent license agreement with LSI Technology Corporation (“LSI”) under which the parties grant to one another a license to use certain of each other’s patents. Under the terms of the patent license agreement, the Company may provide wafer capacity in lieu of payment for royalties. Such royalties under the patent license agreement are waived until such time the interest of LSI in SMP falls below 49%. In exchange, the Company has waived capacity shortfall obligations from LSI. Should the interest of LSI in SMP fall below 49%, the Company may be required to make royalty payments to LSI under this patent license agreement. The Company has not made any royalty payments to LSI. The patent license agreement continues for as long as the joint venture agreement between the parties remains.

In 2017, we entered into a set of agreements with a joint venture partner related to the establishment of a joint venture in China to establish and operate a greenfield wafer production site. The parties contemplated that the manufacturing operations would be implemented in two phases. Due to a variety of factors, including unanticipated market conditions, the manufacturing operations did not proceed as planned and the parties have been working to wind-down operations of the joint venture. On April 26, 2021, we received a letter from our joint venture partner requesting that we share in its alleged losses and related costs incurred to support the joint venture. We recorded a provision of $34,000 in June 2021. We engaged in negotiations with our joint venture partner to settle the claim and on November 15, 2021 we resolved the claims consistent with the recorded provision.

On April 28, 2021, International Business Machines (“IBM”) sent the Company a letter alleging for the first time that the Company did not fulfill the Company’s obligations under the contracts the Company entered into with IBM in 2014 associated with the Company’s acquisition of IBM’s Microelectronics business. IBM asserted that the Company engaged in fraudulent misrepresentations during the underlying negotiations, and claimed the Company owed them $2,500,000 in damages and restitution. On June 7, 2021, the Company filed a complaint with the New York State Supreme Court (the “Court”) seeking a declaratory judgment that the Company did not breach the relevant contracts. IBM subsequently filed its complaint with the Court on June 8, 2021. On September 14, 2021, the Court granted our motion to dismiss IBM’s claims of fraud, unjust enrichment and breach of the implied covenant of good faith and fair dealing. Our complaint seeking declaratory judgment was dismissed. The case will proceed based on IBM’s breach of contract and promissory estoppel claims. The Company believes, based on discussions with legal counsel, that we have meritorious defenses against IBM’s claims. The Company disputes IBM’s claims and intend to vigorously defend against them.